                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-07599

                           DOMINI INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

                                  Amy L. Domini
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                        Date of Fiscal Year End: July 31

                    Date of Reporting Period: April 30, 2007

ITEM 1.    SCHEDULE OF INVESTMENTS.

Domini Institutional Social Equity Fund (the Fund), a series of Domini
Institutional Trust, invests substantially all of its assets in Domini Social
Equity Trust (Equity Trust) and owns a pro rata interest in the Equity Trust's net assets. The Equity Trust is a series of Domini Social Trust. At April 30,
2007, the Fund owned approximately 12.8% of the Equity Trust's outstanding interests. The Equity Trust's Schedule of Investments is set forth below.

Domini Institutional Social Equity FundSM

Quarterly Holdings Report
April 30, 2007 (Unaudited)

Domini Institutional Social Equity Fund invests in an underlying portfolio, Domini Social Equity Trust.
The Trust’s Portfolio of Investments is contained in
this report.

Domini Social Equity Trust

Portfolio of Investments

April 30, 2007 (Unaudited)

Security	Shares	Value
Common Stocks – 99.7%
Consumer Discretionary – 12.5%
American Eagle Outfitters	346,250	$10,203,988
Autozone Inc (a)	54,047	7,190,413
Best Buy Co Inc	858	40,026
Bright Horizons Family Solutions, Inc. (a)	443	17,109
CBS Corporation, Class B	989,200	31,426,883
Coach Inc (a)	176,500	8,618,495
Comcast Corporation, Class A (a)	6,750	179,955
Cooper Tire & Rubber	172,000	3,324,760
Family Dollar Stores Inc	123,071	3,918,581
Gap Inc	2,187	39,257
Home Depot Inc	90,644	3,432,688
Horton (D.R.), Inc.	1,975	43,806
Interface, Inc., Class A	1,268	21,366
Johnson Controls, Inc	818	83,706
Kohl’s Corporation (a)	385,100	28,512,803
Limited Brands	868	23,931
Lowe’s Companies, Inc.	2,686	82,084
Mattel Inc.	343,600	9,723,880
McDonald’s Corporation	218,474	10,547,925
McGraw-Hill Companies	1,512	99,081
Meredith Corporation	623	36,084
NIKE, Inc., Class B	2,388	128,618
Nordstrom, Inc	340,803	18,716,901
Penney (J.C.) Company, Inc.	111,417	8,811,971
Pulte Homes, Inc.	1,594	42,879
Radio One, Inc. (a)	2,279	16,135
Scholastic Corporation (a)	722	22,288
Staples, Inc.	1,858	46,078
Starbucks Corporation (a)	2,378	73,766
Target Corporation	1,736	103,066
The Walt Disney Company	5,337	186,688
Time Warner, Inc.	171,076	3,529,298
Washington Post Company, Class B	95	70,680
Wendy’s International, Inc.	1,823	68,727
Whirlpool Corporation	222,063	23,545,339
		172,929,255
Consumer Staples – 7.6%
Avon Products, Inc.	1,706	$67,899
Campbell Soup Company	85,795	3,354,585
Church & Dwight Co., Inc.	585	29,677
Coca Cola Company	327,684	17,101,828
Colgate-Palmolive Company	1,796	121,661
CVS/Caremark Corporation	1,905	69,037
Estee Lauder Companies, Inc. Class A	545,649	28,057,271
General Mills Inc	345,600	20,701,439
Green Mountain Coffee Inc. (a)	322	19,681
Hershey Foods Corporation	1,736	95,411
Smucker (J.M.) Company	1,241	69,273
Kimberly-Clark Corporation	1,456	103,624
Kroger Company	697,377	20,579,594
PepsiCo, Inc.	4,153	274,472
Procter & Gamble Company	233,101	14,990,725
SunOpta Inc. (a)	2,500	32,350
United Natural Foods, Inc. (a)	732	22,831
Walgreen Company	1,964	86,220
Wild Oats Markets, Inc. (a)	1,259	22,700
		105,800,278
Energy – 6.3%
Anadarko Petroleum Corporation	4,618	215,476
Apache Corporation	51,762	3,752,745
Devon Energy Corporation	3,970	289,294
ENSCO International, Inc	131,300	7,402,694
EOG Resources, Inc.	3,008	220,908
Metretek Technologies, Inc. (a)	1,700	20,995
Noble Energy, Inc.	47,100	3,966,291
Tidewater, Inc.	316,600	20,012,286
Unit Corporation (a)	494,200	28,243,530
XTO Energy Inc	427,716	23,212,147
		87,336,366

Domini Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (Unaudited)

Security	Shares	Value
Financials – 25.7%
Allstate Corporation	173,400	$10,806,288
American Express Company	3,876	235,157
Assurant, Inc.	218,600	12,576,058
Bank Of America Corporation	925,600	47,113,040
Chubb Corporation	191,666	10,317,381
Citigroup Inc	1,052,900	56,456,497
Fannie Mae	336,116	19,803,955
FirstFed Financial Corp. (a)	142,600	8,767,048
Freddie Mac	2,222	143,941
Goldman Sachs Group, Inc.	180,300	39,415,383
Hartford Financial Services Group	104,738	10,599,486
Heartland Financial USA, Inc.	498	12,754
JP Morgan Chase & Co.	906,630	47,235,423
KeyCorp.	89,592	3,196,643
Lehman Brothers Holdings Inc.	2,000	150,560
Medallion Financial Corp.	1,275	15,185
Nationwide Financial Services, Inc., Class A	441,000	25,194,330
PMI Group, Inc. (The)	136,200	6,601,614
Popular Inc.	4,111	69,106
Prudential Financial, Inc.	118,900	11,295,500
SunTrust Banks, Inc.	241,826	20,414,951
Travelers Cos Inc. (The)	482,652	26,111,473
U.S. Bancorp	5,163	177,349
Wachovia Corporation	4,083	226,770
Washington Mutual, Inc.	4,331	181,815
Wells Fargo & Company	6,826	244,985
		357,362,692
Health Care – 11.9%
Amgen, Inc (a)	150,766	9,670,131
Baxter International, Inc.	532,022	30,128,406
Becton Dickinson & Company	2,202	173,275
Conceptus, Inc. (a)	1,100	22,748
Express Scripts Inc. – Class A (a)	62,600	5,981,430
Forest Laboratories, Inc. (a)	396,386	21,091,699
Genentech, Inc. (a)	1,600	127,984
Gilead Sciences, Inc. (a)	77,605	6,341,881
Invacare Corporation	1,260	23,486
Johnson & Johnson	563,424	36,183,089
Health Care – 11.9% (Continued)
Medtronic, Inc.	3,455	$182,873
Merck & Co., Inc.	823,602	42,366,087
Zimmer Holdings, Inc. (a)	146,743	13,277,307
		165,570,396
Industrials – 7.7%
3M Company	2,664	220,499
AMR Corporation (a)	121,500	3,169,935
Baldor Electric Company	1,190	46,874
Brady Corporation, Class A	654	21,490
Cooper Industries LTD, Class A	2,386	118,727
Cummins, Inc.	399,832	36,848,517
Deluxe Corporation	150,800	5,707,780
Emerson Electric Company	4,408	207,132
Evergreen Solar, Inc. (a)	1,700	16,610
FedEx Corporation	628	66,216
Fuel Tech, Inc. (a)	700	17,599
FuelCell Energy, Inc. (a)	2,600	18,304
Granite Construction Inc.	737	44,397
Herman Miller, Inc.	896	30,831
Illinois Tool Works	2,800	143,668
Jetblue Airways Corporation (a)	2,293	22,724
Kadant Inc. (a)	627	17,211
Monster Worldwide (a)	835	35,112
Navistar International Corporation (a)	263,000	14,604,390
PACCAR Inc	128,700	10,808,226
Pitney Bowes, Inc.	1,457	69,936
RR Donnelley & Sons Company	2,118	85,144
Ryder System, Inc.	391,284	20,597,190
Southwest Airlines	3,478	49,909
Tennant Company	1,296	41,498
Trex Company, Inc. (a)	888	18,106
United Parcel Service, Inc., Class B	1,873	131,915
YRC Worldwide Inc (a)	344,779	13,718,756
		106,878,696
Information Technology – 17.0%
Alliance Data Systems Corporation (a)	89,100	5,672,106
Apple Computer, Inc. (a)	1,312	130,938
Applied Materials, Inc.	740,100	14,224,722
Cisco Systems, Inc. (a)	346,016	9,252,468
Convergys Corporation (a)	218,300	5,514,258

Domini Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2007 (Unaudited)

Security	Shares	Value
Information Technology – 17.0% (Continued)
Dell Inc (a)	4,184	$105,479
eBay Inc (a)	2,176	73,853
Google Inc., Class A (a)	300	141,414
Hewlett-Packard Company	958,647	40,397,385
Intel Corporation	10,039	215,839
International Business Machines Corporation	482,800	49,346,987
Itron, Inc (a)	445	29,966
Jabil Circuit, Inc.	1,500	34,950
Juniper Networks, Inc. (a)	1,900	42,484
LAM Research Corporation (a)	338,900	18,226,042
Lexmark International, Inc. (a)	353,850	19,284,825
MEMC Electronic Materials, Inc. (a)	93,000	5,103,840
Microsoft Corporation	1,176,652	35,228,961
Motorola, Inc.	5,000	86,650
Power Integrations, Inc. (a)	600	15,510
Qualcomm, Inc.	3,434	150,409
SunPower Corporation – Class A (a)	400	24,272
Symantec Corporation (a)	1,276,846	22,472,490
Texas Instruments, Inc.	3,628	124,694
Western Digital Corporation (a)	526,800	9,313,824
Xerox Corporation (a)	3,698	68,413
		235,282,779
Materials – 0.9%
Airgas, Inc.	1,159	51,633
Ecolab, Inc.	1,757	75,533
International Paper Company	3,000	113,160
MeadWestvaco Corp	2,666	88,938
Nucor Corporation	189,116	12,001,301
Rock-Tenn Company, Class A	592	22,651
Rohm and Haas Company	1,510	77,267
Schnitzer Steel Industries Inc., Class A	1,269	65,874
Materials – 0.9% (Continued)
Sonoco Products Company	1,260	$53,726
		12,550,083
Telecommunication Services – 6.1%
Alltel Corporation	74,900	4,695,481
AT&T Inc.	552,004	21,373,595
CenturyTel, Inc.	451,900	20,809,995
Sprint Nextel Corporation	5,159	103,335
Telephone & Data System	102,600	5,843,070
Verizon Communications	847,238	32,347,547
		85,173,023
Utilities – 4.0%
Centerpoint Energy, Inc.	257,600	4,850,608
Energen Corporation	363,147	20,354,389
ONEOK, Inc.	294,500	14,256,745
UGI Corporation	563,800	15,989,368
WGL Holdings	8,577	290,246
		55,741,356
Total Common Stocks
(Cost $1,189,330,774)		1,384,624,924
Cash Equivalents – 0.2%
Investors Bank & Trust, dated 4/30/07, 3.51% due 5/1/07, maturity amount $3,138,753 (collaterized by: U.S. Government Agency Mortgage Securities, Fannie Mae, 730840, 5.618%, 8/01/2033, market value $3,201,216)	3,138,447	3,138,447
Total Cash Equivalents
(Cost $3,138,447)		3,138,447
Total Investments — 99.9%
(Cost$1,192,469,221)(b)		1,387,763,371
Other Assets, less liabilities — 0.1%		1,265,420
Net Assets — 100.0%		$1,389,028,791

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,306,379,197. The aggregate gross unrealized appreciation is $93,698,078, and the aggregate gross unrealized depreciation is $12,313,904, resulting in net unrealized appreciation of $81,384,174.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini Social Equity Trust

Notes to Financial Statements

April 30, 2007 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Equity Trust (formerly Domini Social Index Trust) (the ‘‘Portfolio’’) is a series of the Domini Social Trust (formerly Domini Social Index Portfolio) (the ‘‘Trust’’) which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and was organized as a trust under the laws of the State of New York on June 7, 1989. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio seeks to provide its shareholders with long-term total return.

The Portfolio was designated as a series of the Trust on June 7, 1989, and began investment operations on June 3, 1991. The Portfolio invests primarily in stocks of U.S. companies that meet Domini’s social and environmental standards.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trusts’ significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘‘NOCP’’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolio’s Board of Trustees.

(B) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, investors in the Portfolio will be taxed on their share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

Domini Social Equity Trust — Notes to Portfolio of Investments  5

The Fund’s Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent Prospectus and Annual Report.

ITEM 2.   CONTROLS AND PROCEDURES.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L.
Domini, the registrant's President and Principal Executive Officer, and Carole
M. Laible, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)
of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and
Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Separate certifications required by Rule 30a-2(a) under the Investment Company
Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By: /s/ Amy L. Domini
    ---------------------------------------
    Amy L. Domini
    President

Date: June 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Amy L. Domini
    ---------------------------------------
    Amy L. Domini
    President (Principal Executive Officer)

Date: June 25, 2007

By: /s/ Carole M. Laible
    ---------------------------------------
    Carole M. Laible
    Treasurer (Principal Financial Officer)

Date: June 25, 2007